Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) (USD $)	12 Months Ended
	Feb. 28, 2014	Feb. 28, 2013	Feb. 29, 2012
Gross Sales	$ 15,952,929	$ 18,365,871	$ 19,456,505
Less: Discounts, rebates and slotting fees	(639,461)	(1,125,529)	(1,052,453)
Net Sales	15,313,468	17,240,342	18,404,052
Expenses (income)
Cost of sales (excluding depreciation shown separately below)	8,408,558	10,832,783	11,287,079
Selling, general and administrative	4,682,576	4,740,375	4,656,298
Depreciation of property, plant and equipment	753,210	681,045	676,464
Interest on long-term debt	9,396	17,891	114,902
Interest on current debt	78	274	725
Foreign exchange loss	6,560	593	4,666
Interest income	(7,012)	(2,908)	(8,216)
Change in derivative liability	39,304	(18,252)	17,160
Loss on disposal of assets	2,095	90,585	11,013
Operating Expenses	13,894,765	16,342,386	16,760,091
Income before income tax	1,418,703	897,956	1,643,961
Income tax provision	255,408	306,652	93,103
Net and Comprehensive income	$ 1,163,295	$ 591,304	$ 1,550,858
Earnings per share
Basic	$ 0.40	$ 0.20	$ 0.46
Diluted	$ 0.37	$ 0.17	$ 0.44
Weighted average common shares outstanding
Basic	2,929,722	3,012,647	3,368,751
Diluted	3,246,223	3,314,762	3,541,859